Oil and gas reserves information: (Tables)	12 Months Ended
Jun. 30, 2013
Oil and gas reserves information:
Schedule of proved oil and gas reserves, all within the United States

	Natural Gas (Mcfs)
	2013	2012	2011

Proved developed reserves:
Beginning of year	3,982,265	6,634,236	2,666,610
Revisions of previous estimates	2,058,597	(407,656)	5,449,056
Purchases of reserves in place	0	0	0
Extensions and discoveries	0	0	0
Production	(1,141,474)	(2,244,315)	(1,481,430)
Disposals of reserves in place	0	0	0

End of year	4,899,388	3,982,265	6,634,236

Proved developed reserves, end of year	4,899,388	3,982,265	6,634,236

Proved undeveloped reserves:
Beginning of year	19,357,720	51,057,850	26,490,670
Revisions of previous estimates	(1,704,875)	(51,057,850)	(7,878,270)
Purchases of reserves in place	0	0	0
Extensions and discoveries	10,439,327	19,357,720	32,445,450
Production	0	0	0
Disposals of reserves in place	0	0	0

End of year	28,092,172	19,357,720	51,057,850

Proved undeveloped reserves, end of year	28,092,172	19,357,720	51,057,850

	Oil, Condensate (Bbls)
	2013	2012	2011

Proved developed and undeveloped reserves:
Beginning of year	443	1,199	1,166
Revisions of previous estimates	2,255	344	2,739
Purchases of reserves in place	0	0	0
Extensions and discoveries	0	0	0
Production	(863)	(1,100)	(2,706)
Disposals of reserves in place	0	0	0

End of year	1,835	443	1,199

Proved developed & undeveloped reserves, end of year	1,835	443	1,199

Proved developed reserves:
Beginning of year	427,190	0	7,481
Revisions of previous estimates	(179,808)	0	(7,481)
Purchases of reserves in place	0	0	0
Extensions and discoveries	146,291	427,190	0
Production	0	0	0
Disposals of reserves in place	0	0	0

End of year	393,673	427,190	0

Proved undeveloped reserves, end of year	393,673	427,190	0

	Natural Gas (Mcfs)
	2013	2012	2011

Proved developed reserves:
Beginning of year	3,982,265	6,634,236	2,666,610
Revisions of previous estimates	2,058,597	(407,656)	5,449,056
Purchases of reserves in place	0	0	0
Extensions and discoveries	0	0	0
Production	(1,141,474)	(2,244,315)	(1,481,430)
Disposals of reserves in place	0	0	0

End of year	4,899,388	3,982,265	6,634,236

Proved developed reserves, end of year	4,899,388	3,982,265	6,634,236

Proved undeveloped reserves:
Beginning of year	19,357,720	51,057,850	26,490,670
Revisions of previous estimates	(1,704,875)	(51,057,850)	(7,878,270)
Purchases of reserves in place	0	0	0
Extensions and discoveries	10,439,327	19,357,720	32,445,450
Production	0	0	0
Disposals of reserves in place	0	0	0

End of year	28,092,172	19,357,720	51,057,850

Proved undeveloped reserves, end of year	28,092,172	19,357,720	51,057,850

	Oil, Condensate (Bbls)
	2013	2012	2011

Proved developed and undeveloped reserves:
Beginning of year	443	1,199	1,166
Revisions of previous estimates	2,255	344	2,739
Purchases of reserves in place	0	0	0
Extensions and discoveries	0	0	0
Production	(863)	(1,100)	(2,706)
Disposals of reserves in place	0	0	0

End of year	1,835	443	1,199

Proved developed & undeveloped reserves, end of year	1,835	443	1,199

Proved developed reserves:
Beginning of year	427,190	0	7,481
Revisions of previous estimates	(179,808)	0	(7,481)
Purchases of reserves in place	0	0	0
Extensions and discoveries	146,291	427,190	0
Production	0	0	0
Disposals of reserves in place	0	0	0

End of year	393,673	427,190	0

Proved undeveloped reserves, end of year	393,673	427,190	0

	NGL (Bbls)
	2013	2012	2011

Proved developed reserves:
Beginning of year	35	0	0
Revisions of previous estimates	13,695	1,312	0
Purchases of reserves in place	0	0	0
Extensions and discoveries	0	0	0
Production	(2,525)	(1,277)	0
Disposals of reserves in place	0	0	0

End of year	11,205	35	0

Proved developed reserves, end of year	11,205	35	0

Proved undeveloped reserves:
Beginning of year	1,313,531	0	0
Revisions of previous estimates	(292,864)	0	0
Purchases of reserves in place	0	0	0
Extensions and discoveries	603,602	1,313,531	0
Production	0	0	0
Disposals of reserves in place	0	0	0

End of year	1,624,269	1,313,531	0

Proved undeveloped reserves, end of year	1,624,269	1,313,531	0

	Natural Gas (Mcfs)
	2013	2012	2011

Proved developed reserves:
Beginning of year	3,982,265	6,634,236	2,666,610
End of year	4,899,388	3,982,265	6,634,236

Proved undeveloped reserves:
Beginning of year	19,357,720	51,057,850	26,490,670
End of year	28,092,173	19,357,720	51,057,850

	Oil (Bbls)
	2013	2012	2011

Proved developed reserves:
Beginning of year	443	1,199	1,166
End of year	1,835	44	1,199

Proved undeveloped reserves:
Beginning of year	427,190	—	7,481
End of year	393,673	427,190	—

	Natural Gas Liquids (Bbls)
	2013	2012	2011

Proved developed reserves:
Beginning of year	35	—	—
End of year	11,205	35	—

Proved undeveloped reserves:
Beginning of year	1,313,531	—	—
End of year	1,624,269	1,313,531	—

Schedule of estimated standardized measure relating to proved oil and gas reserves

Table 1	2013	2012	2011
Future cash flows	$242,990,435	$179,704,719	$261,446,375
Future production costs	(29,432,000)	(32,485,700)	(43,345,400)
Future development costs	(111,455,400)	(72,969,420)	(126,835,250)
Future severance tax expense	(13,268,035)	(4,526,463)	(4,330,356)
Future income taxes	—	—	—
Future net cash flows	$88,835,000	$69,723,136	$86,935,369
Ten percent annual discount for estimated timing of net cash flows	(49,787,200)	(39,746,927)	(40,024,625)
Standardized measure of discounted future net cash flows	$39,047,800	$29,976,209	$46,910,744

Schedule of changes in the estimated standardized measure of proved reserves

Table 2	2013	2012	2011
Changes from:
Sale of oil and gas produced	$(1,971,234)	$(4,967,776)	$(4,275,771)
Net changes in prices and production costs	(695,805)	(56,534,586)	(12,465,909)
Extensions and discoveries	12,195,100	24,472,000	19,367,520
Revision of previous quantity estimates	11,285,959	(17,572,834)	(6,450,989)
Accretion of discounts	2,997,621	4,691,074	6,475,729
Net change in income taxes	526,854	1,975,312	(2,178,009)
Disposals of reserves in place	—	—	—
Development costs incurred that reduced future development costs	—	—	(321,688)
Changes in future development costs	48,872,306	(42,558,894)	(604,579)
Changes in timing of production and other	(64,139,210)	73,561,169	(17,392,850)
Change in standardized measure	$9,071,591	$(16,934,535)	$(17,846,546)